Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive loss CNY (¥)	TokenCat Limited shareholders’ equity CNY (¥)	Non- controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2021	¥ 182	¥ 35	¥ (45,886)	¥ 1,231,135	¥ (983,645)	¥ (7,408)	¥ 194,413	¥ (1,103)	¥ 193,310
Balance (in Shares) at Dec. 31, 2021 | shares	267,408,260	55,260,580	(14,907,047)
Shares issuance for vested restricted shares	¥ 2			(2)
Shares issuance for vested restricted shares (in Shares) | shares	3,648,500
Share-based compensation				10,282			10,282		10,282
Acquisition of non-controlling interests				(1,103)			(1,103)	¥ 1,103
Issuance of common shares and Pre-funded warrants, net of issuance costs	¥ 51			56,639			56,690		56,690
Issuance of common shares and Pre-funded warrants, net of issuance costs (in Shares) | shares	71,272,736
Net loss					(166,490)		(166,490)		(166,490)
Foreign currency translation adjustment						(1,008)	(1,008)		(1,008)
Balance at Dec. 31, 2022	¥ 235	¥ 35	¥ (45,886)	1,296,951	(1,150,135)	(8,416)	92,784		92,784
Balance (in Shares) at Dec. 31, 2022 | shares	342,329,496	55,260,580	(14,907,047)
Shares issuance for vested restricted shares	¥ 1			(1)
Shares issuance for vested restricted shares (in Shares) | shares	20,593,750
Share-based compensation				9,546			9,546		9,546
Net loss					(82,971)		(82,971)		(82,971)
Foreign currency translation adjustment						125	125		125
Balance at Dec. 31, 2023	¥ 236	¥ 35	¥ (45,886)	1,306,496	(1,233,106)	(8,291)	19,484		19,484
Balance (in Shares) at Dec. 31, 2023 | shares	362,923,246	55,260,580	(14,907,047)
Shares issuance for vested restricted shares	¥ 102			(102)
Shares issuance for vested restricted shares (in Shares) | shares	139,375,000
Share-based compensation			¥ 11,360	17,034			28,394		28,394
Share-based compensation (in Shares) | shares			2,141,498
Issuance of common shares and Pre-funded warrants, net of issuance costs	¥ 142			(147)			(5)		(5)
Issuance of common shares and Pre-funded warrants, net of issuance costs (in Shares) | shares	198,812,640
Net loss					(187,991)		(187,991)		(187,991)	$ (25,756)
Foreign currency translation adjustment						(689)	(689)		(689)	(94)
Balance at Dec. 31, 2024	¥ 480	¥ 35	¥ (34,526)	¥ 1,323,281	¥ (1,421,097)	¥ (8,980)	¥ (140,807)		¥ (140,807)	$ (19,290)
Balance (in Shares) at Dec. 31, 2024 | shares	701,110,886	55,260,580	(12,765,549)